Accounts and Notes Receivable, Net (Details Textual) (USD $)	Sep. 30, 2014	Sep. 30, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes, Loans and Financing Receivable, Net, Current	$ 0	$ 228,000
Allowance for Doubtful Accounts Receivable	$ 400,000	$ 500,000